Trade and other receivables, net (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Trade and other receivables, net
Trade receivables, gross		$ 181,968		$ 226,112
Trade receivables, net ,Allowance for doubtful accounts		(22,128)	[1]	(22,016)	[1]	$ (22,013)
Trade receivables, net		159,840		204,096
Other receivables, gross		183,054		182,137
Other receivables		173,337		172,131
Total trade and other receivables, net		333,177		376,227
Classification by maturity:
Current portion		230,830		287,712
Non-current portion		102,347		88,515
Total trade and other receivables, net		333,177		376,227
Classification by nature:
Financial receivables		288,207		320,242
Non-financial receivables		44,970		55,985
Total trade and other receivables, net		333,177		376,227
Classification by measurement :
Trade receivables (without provisional prices)		33,287		38,550
Trade receivables (with provisional prices)		126,553		165,546
Other accounts receivables		173,337		172,131
Total trade and other receivables, net		333,177		376,227
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Trade receivables, net		29,042		16,400
Other receivables, gross		34,185		43,311
Other receivables		32,801		41,927
Total trade and other receivables, net		49,720		42,610
Classification by maturity:
Current portion		28,044		18,962
Non-current portion		21,676		23,648
Total trade and other receivables, net		49,720		42,610
Classification by nature:
Financial receivables		27,658		15,016
Non-financial receivables		22,062		27,594
Total trade and other receivables, net		49,720		42,610
Classification by measurement :
Total trade and other receivables, net		49,720		42,610
Domestic clients [Member]
Trade and other receivables, net
Trade receivables, gross		129,283		141,005
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross		46,612		78,860
Foreign clients [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Trade receivables, gross		16,919		683
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	[2]	6,073		6,247
Other receivables, gross		2,312		2,967
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		2,300		598
Value added tax credit [Member]
Trade and other receivables, net
Other receivables, gross		44,389		54,328
Refund application of value added tax [Member]
Trade and other receivables, net
Other receivables, gross	[3]	581		1,657
Tax deposits [Member]
Trade and other receivables, net
Other receivables, gross		12,413		6,644
Other [Member]
Trade and other receivables, net
Other receivables, gross		475		743
Other [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		2,728		5,247
Accounts receivables to third parties [Member]
Trade and other receivables, net
Other receivables, gross		28,277		31,478
Due from sale of assets [Member]
Trade and other receivables, net
Other receivables, gross		8,233		21,648
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross		20,569		9,275
Advances to suppliers [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		7,095		9,872
Interest Receivable [Member]
Trade and other receivables, net
Other receivables, gross		2,648		3,244
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross		62,373		44,014
Tax claims [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		386		3,946
Dividends Receivable [Member]
Trade and other receivables, net
Other receivables, gross				2,501
Loan to Personel [Member]
Trade and other receivables, net
Other receivables, gross		408		1,128
Bank Accounts in Trust [Member]
Trade and other receivables, net
Other receivables, gross	[4]	376		2,510
Allowance for credit losses [member]
Trade and other receivables, net
Trade receivables, net ,Allowance for doubtful accounts	[1]	$ (9,717)		$ (10,006)

[1]	(f)Below is presented the movement in the allowance for expected credit losses:
[2]	(b)Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.
[3]	(c)Corresponds mainly to current year refunds applications that are pending as of December 31, 2020.
[4]	(e)Corresponds mainly to collections that are deposited into restricted bank accounts that only can be used for the payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement: